Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Estimated Fair Values of The Assets Acquired	The following is a summary of the estimated fair values of the assets acquired (in thousands):

Inventory	$388
Property, plant and equipment	149
Intangible assets	6,435
Total assets acquired	$6,972